Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Economic Development Loan [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Jun. 30, 2013 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of cash equivalents	90 days
Long-term debt fair value		$ 0.5	$ 0.5	$ 292.5	$ 296.2	$ 405.0	$ 399.0